DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt
Debt

	At December 31, 2017		At December 31, 2016
	Current	Non-Current	Current	Non-Current
2017 Convertible Senior Notes, net	$—	$—	$561	$—
2019 Senior Notes, net	—	625	—	624
2022 Senior Notes, net	—	985	—	984
2035 Senior Notes, net	—	594	—	594
2039 Senior Notes, net	—	859	—	858
2042 Senior Notes, net	—	984	—	984
Other (1)	4	14	5	5
	$4	$4,061	$566	$4,049
(1)	As of December 31, 2017, $14 of other financing obligations has been recorded related to the assets under construction for the Tanami Power project.

2017 Convertible Senior Notes, net
Debt
Schedule of convertible debt

At December 31, 2016
Additional paid-in capital	$123

Principal amount	$575
Unamortized debt discount and issuance costs	(14)
Net carrying amount	$561